Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000850628
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 18, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 27, 2019
Prospectus Date	rr_ProspectusDate	Dec. 27, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A